Fair Value Measurements - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset impairment Charges	$ 0
Private Placement Warrants [Member] | Measurement Input, Inception Discount Rate [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding, measurement input	0.0080
Private Placement Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding, measurement input	0.377
Private Placement Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding, measurement input	0.00
Quoted Prices in Active Markets (Level 1) [Member] | Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers from Level 1 to Level 2	$ 0	$ 0	$ 0
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers from Level 2 to Level 1	0	0	0
Significant Other Unobservable Inputs (Level 3) [Member] | Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3	0	0	0
Transfers out of Level 3	$ 0	$ 0	$ 0